Contingencies (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended			12 Months Ended
	Dec. 15, 2014	Nov. 14, 2007	Oct. 13, 2006	Jan. 31, 2015
Braun Hummel lawsuit
Loss Contingencies [Line Items]
Loss contingency, loss in period			$ 78
Litigation settlement, gross	$ 249	$ 188
Rate of post-judgment interest accrual		6.00%
Asda equal value lawsuit
Loss Contingencies [Line Items]
Loss Contingency, New Claims Filed, Number				4,000